SUPPLEMENT TO THE FIDELITY(registered trademark) CAPITAL APPRECIATION FUND DECEMBER 20, 1999 PROSPECTUS

Due to a typographical error, the front cover of the Fidelity Capital Appreciation Fund prospectus incorrectly bears the date December 20, 1999. The cover page is hereby corrected to bear the date December 27, 1999.

   The following information replaces the similar information found in the "Investment Details" section on page 7.

   FUNDAMENTAL INVESTMENT POLICIES

   The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

       CAPITAL APPRECIATION FUND    seeks capital appreciation.

   The following information supplements information found in the "Fund Distribution" section beginning on page 22.

   The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments.

   To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

SUPPLEMENT TO THE
FIDELITY(registered trademark) DISCIPLINED EQUITY FUND,
FIDELITY STOCK SELECTOR, FIDELITY SMALL CAP SELECTOR, AND
FIDELITY TECHNOQUANT(registered trademark) GROWTH FUND
DECEMBER 27, 1999 PROSPECTUS

On January 20, 2000, the Board of Trustees of Fidelity TechnoQuant Growth Fund authorized elimination of the fund's 3.00% front-end sales charge. Beginning January 31, 2000, purchases of shares of the fund will not be subject to a sales charge.

In addition, on January 20, 2000, the Board of Trustees of Fidelity TechnoQuant Growth Fund authorized the reduction of the fund's redemption fee period from 90 days to 30 days. Redemptions after January 31, 2000 of shares held less than 30 days will be subject to a redemption fee of 0.75% of the amount redeemed.

The following information replaces the paragraph under the heading "Average Annual Returns" found in the "Performance" section on page 8.

The returns in the following table include the effect of TechnoQuant Growth's 3.00% maximum applicable front-end sales charge, which has been eliminated effective January 31, 2000.

The following information replaces similar information found in the "Fee Table" section on page 9.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on         None
purchases and reinvested
distributions

Deferred sales charge (load)   None
on redemptions

Redemption fee on shares held
less than 90 days (as a % of
amount redeemed)

for Small Cap Selector only    1.50%

Redemption fee on shares held
less than 30 days (as a % of
amount redeemed)

for TechnoQuant Growth only    0.75%

Annual account maintenance     $12.00
fee (for accounts under
$2,500)

The following information replaces similar information found in the "Fee Table" section on page 11.

TECHNOQUANT GROWTH  1 year    $ 91

                    3 years   $ 284

                    5 years   $ 493

                    10 years  $ 1,096

   The following information replaces the similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 15.

       DISCIPLINED EQUITY FUND    seeks capital growth.

       STOCK SELECTOR    seeks capital growth.

The following information replaces the first four paragraphs under the heading "Buying Shares" found in the "Buying and Selling Shares" section on page 17.

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

The following information replaces the second paragraph under the heading "Selling Shares" found in the "Buying & Selling Shares" section on page 19.

Small Cap Selector and TechnoQuant Growth will deduct a short-term trading fee of 1.50% and 0.75%, respectively, from the redemption amount if you sell your shares after holding them less than 90 days and less than 30 days, respectively. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

The following information replaces similar information under the heading "Features" found in the "Account Features and Policies" section beginning on page 23.

PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR
ACCOUNT TO YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY                    PROCEDURES
Monthly                      (small solid bullet) To set
                             up, call 1-800-544-6666.

                             (small solid bullet) To make
                             changes, call Fidelity at
                             1-800-544-6666 at least
                             three business days prior to
                             your next scheduled
                             withdrawal date.

The following information replaces similar information under the heading "Policies" found in the "Account Features and Policies" section on page 26.

Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

   Effective April 2000, the following information replaces the similar information found in the "Fund Management" section on page 28.

   Brad Lewis is Vice President and manager of Disciplined Equity and Stock Selector, which he has managed since December 1988 and September 1990, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Lewis has worked as an analyst and manager.

   Tim Krochuk is Vice President and manager of Small Cap Selector and TechnoQuant Growth, which he has managed since April 2000 and November 1996, respectively. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.

The following information replaces the "Fund Distribution" section beginning on page 30 in its entirety.

FDC distributes each fund's shares.

Each    fund     has adopted a Distribution and Service Plan pursuant
to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.